Related party transactions	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Related party transactions
32. Related party transactions
(1) Transactions with associates and joint ventures
The balances and turnover of receivables and payables with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31,
	2021	2022
Trade accounts and other receivables

Associates	265,938	302,212
Joint ventures	44,481	64,195

Total	310,419	366,407

Trade accounts and other payables
Associates	855,997	1,086,397
Joint ventures	656	5,112

Total	856,653	1,091,509

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Sales revenues
Associates	1,928,468	1,138,144	1,948,681
Joint ventures	489,735	499,437	413,703

Total	2,418,202	1,637,582	2,362,384

Cost of products sold (purchases)
Associates	6,694,395	5,983,797	7,946,788
Joint ventures	86,747	51,434	308

Total	6,781,142	6,035,231	7,947,095

Dividends from associates and joint ventures accounted for under the equity method are ¥205,101 million and ¥252,557 million for the years ended March 31, 2021 and 2022, respectively. In addition, Toyota does not engage in transactions with associates and joint ventures outside of the normal course of business.
(2) Compensation of key management
The compensation for the directors and audit & supervisory board members of TMC is as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021	2022
Monthly compensation	1,023	987	1,083
Bonus	1,039	748	196
Share compensation	477	364	772
Other	—	747	—

Total	2,540	2,847	2,051

“Other” refers to income tax compensation that was granted to a member of the Board of Directors, Mr. Didier Leroy, with respect to his remuneration during the period in which he served as a member of the Board of Directors. Mr. Leroy retired on June 11, 2020.